Fair Value (Narrative) (Details)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Fair Value
Carrying value of nonmarketable securities issued by nonpublic companies	¥ 515,000,000,000	¥ 532,000,000,000
Carrying amounts of investments in equity method investees	¥ 675,829,000,000	¥ 585,459,000,000
Minimum days upon notification of which the investment in hedged funds can be redeemed	30
Maximum days upon notification of which the investment in hedged funds can be redeemed	90